John Hancock Disciplined Value Fund Investment Objectives and Goals - Class NAV [Member] - John Hancock Disciplined Value Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Disciplined Value Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
Objective, Secondary [Text Block]	Current income is a secondary objective.